Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2007-3

Distribution Number	3
Beginning Date of Collection Period	1-Dec-07
Ending Date of Collection Period	31-Dec-07
Distribution Date	22-Jan-08
Previous Distribution Date	20-Dec-07
Floating-Rate Certificates Interest Period Beginning On	20-Dec-07
Floating-Rate Certificates Interest Period Ending On	21-Jan-08

Funds Disbursement
Collected Funds (including Servicing Fee)	16,279,529.90
Available Distribution Amount	15,915,045.46
Principal Collections	10,117,726.78

Principal recoveries	0.00

Net Interest Collections	5,797,318.68
Interest Collections	6,161,803.12
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	364,484.44

Disbursements	16,279,529.90
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	4,063,290.55
Principal Distribution Amount to Certificateholders	10,165,430.99
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	1,686,323.92
Servicing Fee after Compensating Interest (to Servicer)	364,484.44

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	874,762,664.68
Principal Collections (including repurchases and excluding Subsequent Recoveries)	10,117,726.78
Realized Loss	47,704.21
Ending Pool Balance	864,597,233.69

Certificate Balance
Beginning Certificate Balance	714,794,233.00
Certificate Paydown	10,165,430.99
Applied Realized Loss Amount	0.00
Ending Certificate Balance	704,628,802.01

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.45%
Loss rate (% of beginning balance, net of principal recoveries)	0.07%
Net yield	8.39%
Realized losses (including Subesquent Recoveries)	47,704.21
Cumulative Realized Losses	47,704.21
Cumulative Loss Percentage	0.01%
Delinquent Loans:
One payment principal balance of loans	18,951,844.26
One payment number of loans	113
Two payments principal balance of loans	1,310,610.11
Two payments number of loans	10
Three payments plus principal balance of loans	1,949,192.06
Three payments plus number of loans	11
One Payment Delinquency Percentage (for related Collection Period)	2.19%
Two Payment Delinquency Percentage (for related Collection Period)	0.15%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.38%
Two Payment Plus Rolling Average (for such Distribution Date)	0.19%
Three Payment Plus Delinquency Percentage (for related Collection Period)	0.23%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	1,990,879.04
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.23%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	6,346
Number outstanding end of period	6,266
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	-
Principal balance of loans that went into REO during the Collection Period	0.00

Overcollateralization
Beginning OC Amount	159,968,431.68
Realized Loss	47,704.21

OC Release Amount	0.00
Extra Principal Distribution Amount	47,704.21
Ending OC Amount	159,968,431.68

Target OC Amount	159,968,431.68
Interim OC Amount	159,920,727.47
Interim OC Deficiency	47,704.21

Monthly Excess Cashflow	1,734,028.13

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No

Original Certificate Balance	738,700,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	95.387681%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <10.00%	No
Certificate Group 1 Percentage	67.345106256%
Certificate Group 2 Percentage	32.654893744%

Interest Calculations
1 month LIBOR	4.94875%

Class A-PT Formula Rate (1-mo. Libor plus 120 bps)	6.14875%
Class A-PT Pass-Through Rate	6.14875%
Class A-1 Formula Rate (1-mo. Libor plus 80 bps)	5.74875%
Class A-1 Pass-Through Rate	5.74875%
Class A-2 Formula Rate (1-mo. Libor plus 94 bps)	5.88875%
Class A-2 Pass-Through Rate	5.88875%
Class A-3 Formula Rate (1-mo. Libor plus 115 bps)	6.09875%
Class A-3 Pass-Through Rate	6.09875%
Class A-4 Formula Rate (1-mo. Libor plus 150 bps)	6.44875%
Class A-4 Pass-Through Rate	6.44875%
Class M-1 Formula Rate (1-mo. Libor plus 225 bps)	7.19875%
Class M-1 Pass-Through Rate	7.19875%
Class M-2 Formula Rate (1-mo. Libor plus 250 bps)	7.44875%
Class M-2 Pass-Through Rate	7.44875%

Net Rate Cap for Floating Rate Certificates	7.48600%

Class A-PT Certficateholder's Statement

A. Information on Distributions
Original Class A-PT Certificate Balance	450,000,000.00
1. Total Distributions per $1,000	20.647862
2. Principal Distribution per $1,000	15.213156
3. Interest Distribution per $1,000	5.434706

B. Calculation of Class A-PT Interest
1. Class A-PT Pass-Through Rate	6.14875%
2. Days in Accrual Period	33

3. Class A-PT Interest Due	2,445,617.66
4. Class A-PT Interest Paid	2,445,617.66
5. Class A-PT Interest Carry Forward Amount Due	0.00
6. Class A-PT Interest Carry Forward Amount Paid	0.00
7. Class A-PT Net Rate Carryover Amount Due	0.00
8. Class A-PT Net Rate Carryover Amount Paid	0.00

9. Class A-PT Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-PT Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-PT Principal
1. Class A-PT Certificate Principal Amount, BOP	433,900,635.81
2. Class A-PT Principal Due	6,845,920.30
3. Class A-PT Principal Paid	6,845,920.30
4. Class A-PT Certificate Principal Amount, EOP	427,054,715.51

5. Class A-PT Certificate Principal Amount as a % of Original Class A-PT Certificate Principal Amount, EOP	94.901048%
6. Class A-PT Certificate Principal Amount as a % of the Pool Balance, EOP	49.393486%
7. Class A-PT Certificate principal distribution percentage	67.345106240%

Class A-1 Certficateholder's Statement

A. Information on Distributions
Original Class A-1 Certificate Balance	111,400,000.00
1. Total Distributions per $1,000	34.698533
2. Principal Distribution per $1,000	29.798121
3. Interest Distribution per $1,000	4.900412

B. Calculation of Class A-1 Interest
1. Class A-1 Pass-Through Rate	5.74875%
2. Days in Accrual Period	33

3. Class A-1 Interest Due	545,905.88
4. Class A-1 Interest Paid	545,905.88

5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Net Rate Carryover Amount Due	0.00
8. Class A-1 Net Rate Carryover Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1 Principal
1. Class A-1 Certificate Principal Amount, BOP	103,593,597.19
2. Class A-1 Principal Due	3,319,510.69
3. Class A-1 Principal Paid	3,319,510.69
4. Class A-1 Certificate Principal Amount, EOP	100,274,086.50

5. Class A-1 Certificate Principal Amount as a % of Original Class A-1 Certificate Principal Amount, EOP	90.012645%
6. Class A-1 Certificate Principal Amount as a % of the Pool Balance, EOP	11.597780%
7. Class A-1 Certificate principal distribution percentage	32.654893760%

Class A-2 Certficateholder's Statement

A. Information on Distributions
Original Class A-2 Certificate Balance	36,300,000.00
1. Total Distributions per $1,000	5.398021
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	5.398021

B. Calculation of Class A-2 Interest
1. Class A-2 Pass-Through Rate	5.88875%
2. Days in Accrual Period	33

3. Class A-2 Interest Due	195,948.16
4. Class A-2 Interest Paid	195,948.16
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Net Rate Carryover Amount Due	0.00
8. Class A-2 Net Rate Carryover Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2 Principal
1. Class A-2 Certificate Principal Amount, BOP	36,300,000.00
2. Class A-2 Principal Due	0.00
3. Class A-2 Principal Paid	0.00

4. Class A-2 Certificate Principal Amount, EOP	36,300,000.00

5. Class A-2 Certificate Principal Amount as a % of Original Class A-2 Certificate Principal Amount, EOP	100.000000%
6. Class A-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.198487%
7. Class A-2 Certificate principal distribution percentage	0.000000000%

Class A-3 Certficateholder's Statement

A. Information on Distributions
Original Class A-3 Certificate Balance	33,600,000.00
1. Total Distributions per $1,000	5.590521
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	5.590521

B. Calculation of Class A-3 Interest
1. Class A-3 Pass-Through Rate	6.09875%
2. Days in Accrual Period	33

3. Class A-3 Interest Due	187,841.50
4. Class A-3 Interest Paid	187,841.50
5. Class A-3 Interest Carry Forward Amount Due	0.00
6. Class A-3 Interest Carry Forward Amount Paid	0.00
7. Class A-3 Net Rate Carryover Amount Due	0.00
8. Class A-3 Net Rate Carryover Amount Paid	0.00

9. Class A-3 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3 Principal
1. Class A-3 Certificate Principal Amount, BOP	33,600,000.00
2. Class A-3 Principal Due	0.00
3. Class A-3 Principal Paid	0.00
4. Class A-3 Certificate Principal Amount, EOP	33,600,000.00

5. Class A-3 Certificate Principal Amount as a % of Original Class A-3 Certificate Principal Amount, EOP	100.000000%
6. Class A-3 Certificate Principal Amount as a % of the Pool Balance, EOP	3.886203%
7. Class A-3 Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	36,900,000.00
1. Total Distributions per $1,000	5.911354
2. Principal Distribution per $1,000	0.000000

3. Interest Distribution per $1,000	5.911354

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	6.44875%
2. Days in Accrual Period	33

3. Class A-4 Interest Due	218,128.97
4. Class A-4 Interest Paid	218,128.97
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	36,900,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	36,900,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.000000%
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	4.267883%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	50,300,000.00
1. Total Distributions per $1,000	6.598854
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	6.598854

B. Calculation of Class M-1 Interest

1. Class M-1 Pass-Through Rate	7.19875%
2. Days in Accrual Period	33

3. Class M-1 Interest Due	331,922.36
4. Class M-1 Interest Paid	331,922.36
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal

1. Class M-1 Certificate Principal Amount, BOP	50,300,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	50,300,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.817738%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	20,200,000.00
1. Total Distributions per $1,000	6.828021
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	6.828021

B. Calculation of Class M-2 Interest

1. Class M-2 Pass-Through Rate	7.44875%
2. Days in Accrual Period	33

3. Class M-2 Interest Due	137,926.02
4. Class M-2 Interest Paid	137,926.02
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal

1. Class M-2 Certificate Principal Amount, BOP	20,200,000.00

2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	20,200,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	2.336348%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2007-3

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of October 18, 2007 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2007-3, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on January 22, 2008.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all of its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of January, 2008

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer